Other payables (Tables)	9 Months Ended
Jun. 30, 2025
Other payables
Schedule of Changes in Debt for Repayment
	June 30, 2025	September 30, 2024
Opening balance	379	984
Interest accretion	-	490
Foreign exchange gain / loss	(9)	-
Debt extinguishment	-	(1,474)
Recognition of new debt	-	370
Interest accretion on new debt	99	9
Ending balance	469	379
Less: current portion of the debt (included in Trade and other payables)	(44)	(36)
Ending balance of long-term portion	425	343

Schedule of Future Payments
Year	Amount
2025	155
2026	132
2027	132
2028	132
2029	132
2030	132
2031	132